Schedule from due to related party (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total	$ 328,300
Siyata PTT et Al [Member]
Related Party Transaction [Line Items]
Total	$ 328,300